Form N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Oct. 01, 2025
Document Effective Date	Oct. 01, 2025
Registrant Name	DUNHAM FUNDS
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 30, 2024
Prospectus Date	Mar. 01, 2025